Stockholders’ Deficit (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Stockholders’ Deficit (Details) [Line Items]
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Percentage of common stock issued and outstanding	20.00%	20.00%
Class A Common Stock [Member]
Stockholders’ Deficit (Details) [Line Items]
Common stock, shares authorized	80,000,000	80,000,000	80,000,000
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Temporary equity shares issued	458,716	458,716	25,300,000
Temporary equity shares outstanding		458,716	25,300,000
Common stock outstanding
Percentage of common stock issued and outstanding		98.20%
Common stock issued	458,716	458,716
Common stock shares outstanding	458,716	458,716
Class B Common Stock [Member]
Stockholders’ Deficit (Details) [Line Items]
Common stock, shares authorized	20,000,000	20,000,000	20,000,000
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued	6,325,000	6,325,000	6,325,000
Common stock outstanding	6,325,000	6,325,000	6,325,000